Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Net loss per share
	December 31,	December 31,	December 31,
	2020	2019	2018
Net loss	$(4,381)	$(12,354)	$(17,590)
Weighted average number of common shares outstanding – basic and diluted	325,483,780	282,306,312	254,387,482
Net loss per share – basic and diluted	$(0.013)	$(0.044)	$(0.069)